Debt Instruments - Impairment Losses (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Debt Instruments
Impairment at beginning of year		€ (191,124)		€ (199,351)
Impairment at end of year		(184,596)		(191,124)		€ (199,351)
Accumulated impairment
Debt Instruments
Impairment at beginning of year		635		730
Impairment at end of year		474		635		730
Loans and receivables, category
Debt Instruments
Net impairment losses charged to income for the period | $	$ 9,352		$ 8,986		$ 9,241
Debt instruments
Debt Instruments
Impairment at beginning of year		(191,124)		(199,351)
Impairment at end of year		(184,596)		(191,124)		(199,351)
Debt instruments | Accumulated impairment
Debt Instruments
Impairment at beginning of year		635		730		498
Net impairment losses charged to income for the period		(170)	43	43	348	348
Impairment loss recognised in profit or loss		77		138		386
Impairment losses reversed with a credit to income		(247)		(95)		(38)
Exchange differences and other		9		(112)		(116)
Impairment at end of year		474		635		730
Debt instruments | Accumulated impairment | Next 12 months | Financial instruments not credit-impaired
Debt Instruments
Impairment at beginning of year		30
Impairment at end of year		22		30
Debt instruments | Accumulated impairment | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Debt Instruments
Impairment at beginning of year		9
Impairment at end of year		6		9
Debt instruments | Accumulated impairment | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Debt Instruments
Impairment at beginning of year | $	$ (596)
Impairment at end of year		446	(596)
Debt instruments | Accumulated impairment | European Union
Debt Instruments
Impairment at beginning of year		22		30
Impairment at end of year		14		22		30
Debt instruments | Accumulated impairment | Latin America
Debt Instruments
Impairment at beginning of year		613		700
Impairment at end of year		460		613		700
Debt instruments | Loans and receivables, category
Debt Instruments
Impairment losses reversed with a credit to income | $			$ (1,558)		$ (1,620)
Debt instruments | Loans and receivables, category | Accumulated impairment
Debt Instruments
Net impairment losses charged to income for the period						348
Debt instruments | Financial assets at amortised cost, category
Debt Instruments
Impairment losses reversed with a credit to income		(1,586)
Debt instruments | Financial assets at amortised cost, category | Accumulated impairment
Debt Instruments
Net impairment losses charged to income for the period		(176)		43
Debt instruments | Financial assets available for sale, category | Accumulated impairment
Debt Instruments
Net impairment losses charged to income for the period						€ 0
Debt instruments | Financial assets at fair value through other comprehensive income, category | Accumulated impairment
Debt Instruments
Net impairment losses charged to income for the period		€ 6		€ 0